SCHEDULE FAIR VALUE WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exercise price		$ 3.82	$ 1.57
Dividend yield		0.00%	0.00%
Term		6 years 5 months 12 days	5 years 8 months 4 days
Volatility		45.00%	45.00%
Risk-free rate		4.20%	2.71%
Penny Warrants [Member]
Common stock price	$ 0.54	$ 0.54	$ 11.09
Exercise price	$ 0.01	$ 0.01	$ 0.01
Dividend yield	0.00%	0.00%	0.00%
Term		10 years	9 years 9 months 7 days
Volatility	96.00%	96.00%	90.00%
Risk-free rate	4.20%	3.90%	3.90%
Fair value	$ 0.54	$ 0.54	$ 11.89
Penny Warrants [Member] | Minimum [Member]
Term	8 years 6 months 7 days
Penny Warrants [Member] | Maximum [Member]
Term	9 years 9 months
Investor Warrants [Member]
Common stock price	$ 0.54	0.54
Exercise price	$ 2.00	$ 2.00
Dividend yield	0.00%	0.00%
Term	4 years 2 months 23 days	4 years 5 months 23 days
Volatility	104.00%	106.00%
Risk-free rate	4.30%	3.90%
Fair value	$ 0.29	$ 0.31